Goodwill and Acquired Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Assets
Intangible assets consisted of the following as of September 30, 2020 (unaudited):

(in millions)	Gross Carrying Amount	Accumulated Amortization	Net	Weighted Average Amortization Period in Years
Intangible assets subject to amortization:
Customer relationships	$268.6	$(48.0)	$220.6	15.0
Acquired technology	163.9	(79.2)	84.7	6.0
Brand portfolio	4.6	(2.9)	1.7	9.7
Net intangible assets subject to amortization	$437.1	$(130.1)	$307.0

Intangible assets not subject to amortization
Pre-Acquisition ZI brand portfolio	$33.0	$—	$33.0
Goodwill	$966.8	$—	$966.8

DiscoverOrg Holdings
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Assets
Intangible assets consisted of the following as of December 31, 2019 (in millions):

	Gross Carrying Amount	Accumulated Amortization	Net	Weighted Average Amortization Period in Years
Intangible assets subject to amortization:
Customer relationships	$268.6	$(34.5)	$234.1	15
Acquired technology	163.9	(62.5)	101.4	6
Brand portfolio	4.6	(2.5)	2.1	9.7
Net intangible assets subject to amortization	$437.1	$(99.5)	$337.6

Intangible assets not subject to amortization
Pre-Acquisition ZI brand portfolio			$33.0
Goodwill			$966.8
Intangible assets consisted of the following as of December 31, 2018 (in millions):

	2018
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted Average Amortization Period in Years
Intangible assets subject to amortization:
Customer relationships	$95.6	$(17.4)	$78.2	14.9
Acquired technology	45.4	(37.5)	7.9	3.9
Brand portfolio	4.6	(2.0)	2.6	9.7
Net intangible assets subject to amortization	$145.6	$(56.9)	$88.7

Intangible assets not subject to amortization
Goodwill			$445.7

Future Amortization Expense
Future amortization expense for intangible assets as of December 31, 2019 is as follows (in millions):

Estimate Amortization Expense
For years ended December 31,
2020	$40.8
2021	$40.8
2022	$40.7
2023	$30.4
2024	$28.9
A summary of estimated future amortization expense is as follows (in millions):

For the year ending December 31,	2019	$12.3
	2020	7.5
	2021	7.5
	2022	7.5
	2023	7.4
	Thereafter	46.5
		$88.7

Changes to Goodwill
The following summarizes changes to the Company’s goodwill (in millions):

Balance at January 1, 2018	$439.7
Acquisition of NeverBounce	6.0
Balance at December 31, 2018	445.7
Acquisition of ZoomInfo	514.8
Acquisition of Komiko	6.3
Balance at December 31, 2019	$966.8